Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000098721 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000098721 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098721 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098721 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000098721 | U.S. Treasury Notes, 2.000 - FR_912828U24
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098721 | U.S. Treasury Notes, 2.375 - FR_912828X88
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000098721 | U.S. Treasury Notes, 2.250 - FR_9128283F5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000098721 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098721 | Tesla, Inc. - FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000098721 | U.S. Treasury Notes, 1.625 - FR_91282CCB5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098721 | Security TypeCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000098721 | Security TypeGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000098721 | Security TypeAgencies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000098721 | Security TypePurchased Options - Puts
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000098721 | Others
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000098721 | Security Type Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000098722 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000098722 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098722 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098722 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000098722 | U.S. Treasury Notes, 2.000 - FR_912828U24
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000098722 | U.S. Treasury Notes, 2.375 - FR_912828X88
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000098722 | U.S. Treasury Notes, 2.250 - FR_9128283F5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000098722 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000098722 | Tesla, Inc. - FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000098722 | U.S. Treasury Notes, 1.625 - FR_91282CCB5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000098722 | Security TypeCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000098722 | Security TypeGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000098722 | Security TypeAgencies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000098722 | Security TypePurchased Options - Puts
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000098722 | Others
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000098722 | Security Type Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000154814 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000154814 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000154814 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000154814 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000154814 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000154814 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000154814 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000154814 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000154814 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000154814 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000154814 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000154814 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000154814 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000154814 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000154814 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000154814 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000154814 | 11751031
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000154814 | Security TypeCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	63.90%
C000154814 | Security TypeGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000154814 | Security TypePurchased Options - Puts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000154814 | Others
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000154814 | Security Type Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028852 | iShares Core S&P 500 ETF - FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000028852 | iShares Core U.S. Aggregate Bond ETF - FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000028852 | Vanguard Total Bond Market ETF - FR_921937835
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000028852 | iShares Core MSCI EAFE ETF - FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000028852 | iShares Core MSCI Emerging Markets ETF - FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028852 | Vanguard Mid-Cap ETF - FR_922908629
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028852 | U.S. Treasury Inflation Index, 0.125 - FR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028852 | Vanguard Real Estate ETF - FR_922908553
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028852 | Vanguard Small-Cap ETF - FR_922908751
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028852 | S&P 500 Index, 5500.000 - FR_ADI2R2PZ1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028852 | 11852998
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028852 | 11852966
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000028852 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000028852 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028852 | AssetPurchased Options - Calls
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028852 | AssetPurchased Options - Puts
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028853 | iShares Core S&P 500 ETF - FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000028853 | iShares Core U.S. Aggregate Bond ETF - FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000028853 | Vanguard Total Bond Market ETF - FR_921937835
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000028853 | iShares Core MSCI EAFE ETF - FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000028853 | iShares Core MSCI Emerging Markets ETF - FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028853 | Vanguard Mid-Cap ETF - FR_922908629
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028853 | U.S. Treasury Inflation Index, 0.125 - FR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028853 | Vanguard Real Estate ETF - FR_922908553
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028853 | Vanguard Small-Cap ETF - FR_922908751
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028853 | S&P 500 Index, 5500.000 - FR_ADI2R2PZ1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028853 | 11852998
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028853 | 11852966
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000028853 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000028853 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028853 | AssetPurchased Options - Calls
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028853 | AssetPurchased Options - Puts
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028862 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028862 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028862 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028862 | Philip Morris International, Inc. - FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028862 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028862 | Accenture PLC, Class A - FR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028862 | Regeneron Pharmaceuticals, Inc. - FR_75886F107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028862 | Citigroup, Inc. - FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028862 | Electronic Arts, Inc. - FR_285512109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028862 | Johnson & Johnson - FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028862 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000028862 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000028862 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000028862 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028862 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028862 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028862 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028862 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028862 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028862 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028862 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028862 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000028863 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028863 | Berkshire Hathaway, Inc., Class B - FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028863 | Walmart, Inc. - FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028863 | Philip Morris International, Inc. - FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028863 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028863 | Accenture PLC, Class A - FR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028863 | Regeneron Pharmaceuticals, Inc. - FR_75886F107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028863 | Citigroup, Inc. - FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028863 | Electronic Arts, Inc. - FR_285512109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028863 | Johnson & Johnson - FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028863 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000028863 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000028863 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000028863 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028863 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028863 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028863 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028863 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028863 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028863 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028863 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028863 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000028828 | Roche Holding AG - FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028828 | Shell PLC - FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028828 | NatWest Group PLC - FR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028828 | Sony Group Corp. - FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028828 | Airbus SE - FR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028828 | Deutsche Telekom AG - FR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028828 | Resona Holdings, Inc. - FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028828 | Koninklijke Ahold Delhaize NV - FR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028828 | Erste Group Bank AG - FR_528983901
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028828 | Haleon PLC - FR_BMX86B908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028828 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000028828 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000028828 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000028828 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028828 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028828 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028828 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028828 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028828 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028828 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028828 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028828 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028828 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028828 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028828 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028828 | Country SummaryPortugal
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028828 | 11752270
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028828 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000028828 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000028828 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000028828 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028828 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028828 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028828 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028828 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028828 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028828 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028828 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028828 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028829 | Roche Holding AG - FR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028829 | Shell PLC - FR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028829 | NatWest Group PLC - FR_BM8PJY904
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028829 | Sony Group Corp. - FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028829 | Airbus SE - FR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028829 | Deutsche Telekom AG - FR_584235907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028829 | Resona Holdings, Inc. - FR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028829 | Koninklijke Ahold Delhaize NV - FR_BD0Q39902
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028829 | Erste Group Bank AG - FR_528983901
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028829 | Haleon PLC - FR_BMX86B908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028829 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000028829 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000028829 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000028829 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000028829 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028829 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028829 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000028829 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028829 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028829 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028829 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028829 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028829 | Country SummaryAustria
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028829 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028829 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028829 | Country SummaryPortugal
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028829 | 11752270
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028829 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000028829 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000028829 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000028829 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028829 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028829 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028829 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028829 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028829 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000028829 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028829 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028829 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028830 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028830 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028830 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028830 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028830 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028830 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028830 | Netflix, Inc. - FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028830 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028830 | Costco Wholesale Corp. - FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028830 | Home Depot, Inc. (The) - FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028830 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028830 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028830 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028830 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028830 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000028830 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000028830 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000028830 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028830 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028830 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000028831 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028831 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028831 | Amazon.com, Inc. - FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028831 | Meta Platforms, Inc., Class A - FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028831 | Alphabet, Inc., Class C - FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028831 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028831 | Netflix, Inc. - FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028831 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028831 | Costco Wholesale Corp. - FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000028831 | Home Depot, Inc. (The) - FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028831 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000028831 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000028831 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028831 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028831 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000028831 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000028831 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000028831 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028831 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028831 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000028836 | Boot Barn Holdings, Inc. - FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028836 | ACV Auctions, Inc., Class A - FR_00091G104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028836 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028836 | Clearwater Analytics Holdings, Inc., Class A - FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028836 | CSW Industrials, Inc. - FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028836 | Construction Partners, Inc., Class A - FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028836 | SPS Commerce, Inc. - FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028836 | Intapp, Inc. - FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028836 | Piper Sandler Cos. - FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028836 | Modine Manufacturing Co. - FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028836 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000028836 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000028836 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000028836 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028836 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000028836 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000028836 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028836 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028836 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028836 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000028837 | Boot Barn Holdings, Inc. - FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028837 | ACV Auctions, Inc., Class A - FR_00091G104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028837 | Semtech Corp. - FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028837 | Clearwater Analytics Holdings, Inc., Class A - FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028837 | CSW Industrials, Inc. - FR_126402106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028837 | Construction Partners, Inc., Class A - FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028837 | SPS Commerce, Inc. - FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028837 | Intapp, Inc. - FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028837 | Piper Sandler Cos. - FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028837 | Modine Manufacturing Co. - FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028837 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000028837 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000028837 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000028837 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028837 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000028837 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000028837 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028837 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028837 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028837 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000028838 | Tapestry, Inc. - FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028838 | F5, Inc. - FR_315616102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028838 | Bath & Body Works, Inc. - FR_070830104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028838 | CH Robinson Worldwide, Inc. - FR_12541W209
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028838 | Pentair PLC - FR_G7S00T104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028838 | Jones Lang LaSalle, Inc. - FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028838 | BJ's Wholesale Club Holdings, Inc. - FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028838 | Cameco Corp. (New York) - FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028838 | Encompass Health Corp. - FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028838 | NCR Atleos Corp. - FR_63001N106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028838 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000028838 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028838 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000028838 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028838 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000028838 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000028838 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028838 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028838 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028838 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000028838 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028838 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000028838 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028839 | Tapestry, Inc. - FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028839 | F5, Inc. - FR_315616102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028839 | Bath & Body Works, Inc. - FR_070830104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028839 | CH Robinson Worldwide, Inc. - FR_12541W209
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028839 | Pentair PLC - FR_G7S00T104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028839 | Jones Lang LaSalle, Inc. - FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028839 | BJ's Wholesale Club Holdings, Inc. - FR_05550J101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028839 | Cameco Corp. (New York) - FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028839 | Encompass Health Corp. - FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028839 | NCR Atleos Corp. - FR_63001N106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028839 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000028839 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000028839 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000028839 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028839 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000028839 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000028839 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028839 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028839 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028839 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000028839 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000028839 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)
C000028839 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028860 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028860 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028860 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028860 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028860 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028860 | Flex Ltd. - FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028860 | London Stock Exchange Group PLC - FR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028860 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028860 | NextEra Energy, Inc. - FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028860 | MercadoLibre, Inc. - FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028860 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000028860 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028860 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028860 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028860 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028860 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028860 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028860 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028860 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028860 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028860 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028860 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028860 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028860 | Country SummaryJersey (Channel Islands)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028860 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028860 | Country SummaryIndonesia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028860 | 11751482
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028860 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000028860 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000028860 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000028860 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028860 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000028860 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028860 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028860 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028860 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028860 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028861 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028861 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028861 | Fiserv, Inc. - FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028861 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028861 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028861 | Flex Ltd. - FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028861 | London Stock Exchange Group PLC - FR_B0SWJX907
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028861 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028861 | NextEra Energy, Inc. - FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028861 | MercadoLibre, Inc. - FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028861 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000028861 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000028861 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028861 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028861 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028861 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028861 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028861 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028861 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028861 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028861 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000028861 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028861 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028861 | Country SummaryJersey (Channel Islands)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028861 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028861 | Country SummaryIndonesia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028861 | 11751482
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028861 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000028861 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000028861 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000028861 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028861 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000028861 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028861 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028861 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028861 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028861 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%